Statements of Cash Flows - Computer Sciences GS Business - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Cash flows from operating activities:
Net income	$ 119,695	$ 148,157	$ 265,835	$ 318,318	$ 299,442
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	67,666	71,047	137,058	144,742	158,627
Pension and OPEB actuarial & settlement losses (gains)			8,359	(38,475)	1,005
Stock-based compensation	4,109	8,560	17,618	17,669	10,194
Deferred income taxes			(2,615)	10,290	20,477
Net (gain) loss on dispositions of businesses and assets	(11,124)	1,057	3,521	(52,309)	5,986
Provision for (gain) losses on accounts receivable			(265)	4,057	3,793
Amortization of above market contract intangibles	4,580	4,944	9,706	10,780	10,902
Changes in assets and liabilities, net of acquisitions and dispositions:
Decrease in assets	236,846	60,279
Decrease in liabilities	(55,840)	(38,637)
Decrease in receivables			7,996	121,742	157,651
Decrease (increase) in prepaid and other assets			42,674	(44,385)	23,187
Increase (decrease) in payables and accrued expenses			25,165	44,600	(155,168)
(Decrease) increase in deferred revenues			(22,099)	38,478	25,565
Other operating activities, net			(6,015)	2,305	1,393
Net cash provided by operating activities	365,932	255,407	486,938	577,812	563,054
Cash flows from investing activities:
Purchases of property and equipment	(37,811)	(25,226)	(70,183)	(79,775)	(72,828)
Software purchased and developed	(10,027)	(2,005)	(7,720)	(17,038)	(14,190)
Payments for acquisitions, net of cash acquired	86	(35,514)	(49,370)	0	(33,798)
Proceeds from business dispositions	34,000	3,000	3,000	171,288	1,707
Proceeds from disposals of assets	681	4,571	7,624	549	3,746
Net cash used in investing activities	(13,071)	(55,174)	(116,649)	75,024	(115,363)
Cash flows from financing activities:
Payments on lease liability	(9,762)	(15,144)	(28,902)	(43,832)	(48,118)
Net transfers to Parent	(338,328)	(180,189)	(340,387)	(615,237)	(405,465)
Cash used in financing activities	(348,090)	(195,333)	(369,289)	(659,069)	(453,583)
Net increase in cash and cash equivalents	4,771	4,900	1,000	(6,233)	(5,892)
Cash and cash equivalents at beginning of period	4,979	3,979	3,979	10,212	16,104
Cash and cash equivalents at end of period	9,750	8,879	4,979	3,979	10,212
Supplemental cash flow information:
Cash paid for taxes	77,798	88,464	163,051	146,192	151,134
Cash paid for interest	10,187	11,443	23,267	17,583	18,593
Capital expenditures in accounts payable and accrued expenses	$ 11,420	$ 4,769	13,948	6,444	903
Capital expenditures through capital lease obligations			$ 9,760	$ 44,379	$ 19,147